Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Employee benefits
Details of employee benefits for the years ended 31 December 2021, 2020 and 2019 are as follows:

(In Euros)	2021	2020	2019

Wages and salaries	20,437,747	4,265,870	1,903,661
Share-based payment plan expenses	2,455,215	2,784,969	559,609
Social Security	6,773,123	2,754,757	1,453,449

Total	29,666,085	9,805,596	3,916,719

Summary of Personnel Expenses Recognized for Share-based Payment Transactions
Details of the personnel expenses recognized for share-based payment transactions are as follows:

(In Euros)	2021	2020	2019
Management stock option plan	2,381,993	1,191,757	559,609
Employee stock option plan	73,222	1,593,212	—

Total	2,455,215	2,784,969	559,609

Summary of Movements in Stock Options Until The Transaction Date
The following table illustrates the movements in stock options at 31 December:

Number of options	2021	2020	2019

Outstanding at the beginning of the year	20,964	5,402	—
Granted during the year	11,145	15,562	5,402
Management stock option plan	11,145	7,230	5,402
Employee stock option plan	—	8,332	—
Settled during the year	(1,254)	—	—
Management stock option plan	—	—	—
Employee stock option plan	(1,254)	—	—
Forfeited during the year	(470)	—	—
Management stock option plan	—	—	—
Employee stock option plan	-470	—	—
Outstanding before applying the conversion ratio	30,385	20,964	5,402

Summary of Weighted Average Exercise Price For Both Share-based Payment Plans
The weighted average exercise price for both share-based payment plans is Euros 0.0021, calculated as follows:

	Options (units)	Execise price (Euros)
Management stock option plan	7,253,823	0.0021
Employees stock option plan	1,626,206	0.0021

Average	8,880,029